Segment and Geographic Information - Segment Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 79,368	$ 135,536	$ 207,728	$ 271,617
Leasing margin	130,562	142,925	277,938	271,834
Transaction and other costs	0	(16,139)	0	(21,651)
Segment Reporting, Other Segment Item, Amount	0	(1)	2	(47)
Total revenues:	309,878	378,989	692,918	750,274
Interest and debt expense	58,891	61,386	127,020	122,838
Storage and handling	10,914	13,523	20,982	31,479
Repair costs	2,558	2,328	5,150	5,065
Other operating expenses	1,292	1,181	3,451	3,235
Administrative expenses	24,287	24,012	48,413	45,821
Other (Income) Expense	2,006	(1,902)	2,236	(1,615)
Net trading margin	754	1,922	1,348	2,299
Net gain (loss) on sale of leasing equipment	7,861	(38,118)	18,555	(23,496)
Income (loss) before income taxes	139,177	90,589	297,843	228,939
Assets	9,902,169	11,011,709	9,902,169	11,011,709	$ 11,103,403
Purchases of leasing equipment and investments in finance leases	79,994	293,852	100,194	368,160
Equipment Leasing | Operating Segments
Segment Reporting Information [Line Items]
Depreciation and amortization	79,179	135,330	207,345	271,205
Leasing margin	129,482	141,552	275,692	269,402
Total revenues:	307,903	376,865	689,072	746,554
Interest and debt expense	58,500	61,217	126,379	122,505
Storage and handling	10,914	13,523	20,982	31,479
Repair costs	2,558	2,328	5,150	5,065
Other operating expenses	1,292	1,181	3,451	3,235
Administrative expenses	23,972	23,636	47,837	45,278
Other (Income) Expense	2,006	(1,902)	2,236	(1,615)
Net trading margin	0	0	0	0
Net gain (loss) on sale of leasing equipment	7,861	(38,118)	18,555	(23,496)
Assets	9,805,199	10,945,904	9,805,199	10,945,904
Purchases of leasing equipment and investments in finance leases	79,994	293,852	100,194	368,160
Equipment Trading | Operating Segments
Segment Reporting Information [Line Items]
Depreciation and amortization	189	206	383	412
Leasing margin	1,080	1,373	2,246	2,432
Total revenues:	1,975	2,124	3,846	3,720
Interest and debt expense	391	169	641	333
Storage and handling	0	0	0	0
Repair costs	0	0	0	0
Other operating expenses	0	0	0	0
Administrative expenses	315	376	576	543
Other (Income) Expense	0	0	0	0
Net trading margin	754	1,922	1,348	2,299
Net gain (loss) on sale of leasing equipment	0	0	0	0
Assets	96,970	65,805	96,970	65,805
Purchases of leasing equipment and investments in finance leases	$ 0	$ 0	$ 0	$ 0